Long-lived Assets by Geographic Area (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Long-lived assets
PRC	$ 619,901	3,862,045	2,686,281
Non-PRC	$ 18,939	117,989	145,808